Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	VANGUARD MUNICIPAL BOND FUNDS
Prospectus Date		rr_ProspectusDate	Aug. 18, 2015
Retail | Vanguard Tax-Exempt Bond Index Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment-grade segment of the U.S. municipal bond market.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance. The Fund has no operating history and therefore has no portfolio turnover information.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The expense information shown in the table reflects estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing investment approach designed to track the Standard & Poor’s National AMT-Free Municipal Bond Index, which measures the performance of the investment-grade segment of the U.S. municipal bond market. This Index includes municipal bonds from issuers that are primarily state or local governments or agencies whose interest is exempt from U.S. federal income taxes and the federal alternative minimum tax (AMT). To be eligible for inclusion in the Index, each bond must have a rating of at least investment-grade, as determined by a nationally recognized statistical rating organization (e.g., at least BBB– by Fitch Ratings, Inc.); be denominated in U.S. dollars; and have a minimum par amount of $25 million. In addition, to be included in the Index, each bond must have a minimum term to maturity or call date greater than one calendar month.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in securities held in the Index. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities whose income will be exempt from federal income taxes and the federal alternative minimum tax.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

• Extension risk, which is the chance that during periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. In general, credit risk should be low for the Fund because it invests primarily in bonds that are considered to be of high quality.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low to moderate.

• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.

• Tax risk, which is the chance that all or a portion of a tax-exempt fund’s income will not remain exempt from federal, state, or local income taxes or the alternative minimum tax (AMT).

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	This is the Fund’s initial prospectus, so it contains no Fund performance data.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	This is the Fund’s initial prospectus, so it contains no Fund performance data.
Retail | Vanguard Tax-Exempt Bond Index Fund | Investor Shares
Risk/Return:		rr_RiskReturnAbstract
Purchase Fee (other than on reinvested dividends or capital gains)		rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	[1]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.15%
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.20%
1 Year		rr_ExpenseExampleYear01	$ 20
3 Years		rr_ExpenseExampleYear03	64
1 Year		rr_ExpenseExampleNoRedemptionYear01	20
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 64
Retail | Vanguard Tax-Exempt Bond Index Fund | Admiral Shares
Risk/Return:		rr_RiskReturnAbstract
Purchase Fee (other than on reinvested dividends or capital gains)		rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales Charge (Load) Imposed on Purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	[1]	rr_MaximumAccountFee	$ 20
Management Fees		rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.12%
1 Year		rr_ExpenseExampleYear01	$ 12
3 Years		rr_ExpenseExampleYear03	39
1 Year		rr_ExpenseExampleNoRedemptionYear01	12
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 39

[1]	/year
[2]	The expense information shown in the table reflects estimated amounts for the current fiscal year.